UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number 811-21197

Name of Fund: WCMA Government Securities Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, WCMA
      Government Securities Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 03/31/03

Date of reporting period: 03/03/03 - 3/31/03

Item 1 - Attach shareholder report

WCMA Government Securities Fund

Annual Report

March 31, 2003

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other Government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are dated and are subject to change.

WCMA Government Securities Fund
Notes to Financial Statements

1. Significant Accounting Policies:

WCMA Government Securities Fund (the "Fund") is registered under the Investment Company Act of 1940 as a no load, diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Government Securities Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The Fund commenced operations on March 3, 2003 when it contributed its initial seed capital to the Trust. The effective date of the Fund's registration with the Securities and Exchange Commission was March 20, 2003. Prior to March 3, 2003, the Fund had no operations other than those relating to organizational matters and the issuance of 100,000 shares of beneficial interest of the Fund to Fund Asset Management, L.P. ("FAM") for $100,000. The percentage of the Trust owned by the Fund at March 31, 2003 was less than 0.1%. The Fund offers four classes, designated Class 1, Class 2, Class 3 and Class 4. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to such distribution expenditures. Income, expenses (other than expenses attributed to a specific class) and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments - The Fund records its investments in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses - The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes - It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees - Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions to shareholders - The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends and distributions are declared from the total of net investment income and net realized gain or loss on investments.

(f) Investment transactions - Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administration Agreement with FAM. The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund.

The Fund has adopted Distribution Plans in compliance with Rule 12b-1 under the Investment Company Act of 1940, pursuant to which Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., receives account maintenance and distribution fees from the Fund. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares of the Fund as follows:

--------------------------------------------------------------------------------
                                               Account
                                             Maintenance            Distribution
                                                 Fee                    Fee
--------------------------------------------------------------------------------
Class 1..............................            .25%                   .75%
Class 2..............................            .25%                   .43%
Class 3..............................            .25%                  .125%
Class 4..............................            .25%                  .125%
--------------------------------------------------------------------------------

The ongoing account maintenance fee compensates MLPF&S for providing account maintenance services to Class 1, Class 2, Class 3 and Class 4 shareholders. The ongoing distribution fee compensates MLPF&S for providing shareholder and distribution-related services to shareholders. For the period ended March 31, 2003, MLPF&S has waived the Fund's account maintenance and distribution fees.

Financial Data Services, Inc. ("FDS"), a wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or trustees of the Fund are officers and/or directors of FAM, PSI, FDS, and/or ML & Co.

3.  Transactions in Shares of Beneficial Interest:

The number of shares reinvested during the period corresponds to the amount included in the Statement of Changes in Net Assets for value of shares reinvested since shares are recorded at $1.00 per share.

4.  Distributions to Shareholders:

The tax character of distributions paid during the period March 3, 2003 to March 31, 2003 was as follows:

--------------------------------------------------------------------------------
                                                                For the Period
                                                               March 3, 2003+ to
                                                                March 31, 2003
--------------------------------------------------------------------------------
Distributions paid from:
  Ordinary income                                                  $     74
                                                                   --------
Total taxable distributions                                        $     74
                                                                   ========
--------------------------------------------------------------------------------
+     Commencement of operations.
--------------------------------------------------------------------------------

As of March 31, 2003, there were no significant differences between the book and tax components of net assets.

INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of WCMA Government Securities Fund:

We have audited the accompanying statement of assets and liabilities of WCMA Government Securities Fund as of March 31, 2003, and the related statements of operations and changes in net assets for the period March 3, 2003 (commencement of operations) through March 31, 2003, and the financial highlights for the period March 20, 2003 through March 31, 2003. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of WCMA Government Securities Fund as of March 31, 2003, the results of its operations and the changes in its net assets for the period March 3, 2003 through March 31, 2003, and its financial highlights for the period March 20, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.


Deloitte & Touche  LLP
Princeton, New Jersey
May 21, 2003

                                 WCMA Government Securities Fund, March 31, 2003

STATEMENT OF ASSETS AND LIABILITIES

WCMA GOVERNMENT
SECURITIES FUND         As of March 31, 2003
==================================================================================================================================
Assets:                 Investment in Master Government Securities Trust,
                           at value (identified cost-$100,092) ...................................................       $ 100,092
                        Prepaid registration fees and other assets ...............................................         255,895
                                                                                                                         ---------
                        Total assets .............................................................................         355,987
                                                                                                                         ---------
==================================================================================================================================
Liabilities:            Payable to administrator .................................................................              18
                        Accrued expenses .........................................................................         255,895
                                                                                                                         ---------
                        Total liabilities ........................................................................         255,913
                                                                                                                         ---------
==================================================================================================================================
Net Assets:             Net assets ...............................................................................       $ 100,074
                                                                                                                         =========
==================================================================================================================================
Net Assets              Class 1 Shares of beneficial interest, $.10 par value, unlimited
Consist of:             number of shares authorized ..............................................................       $   2,502
                        Class 2 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..............................................................           2,502
                        Class 3 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..............................................................           2,502
                        Class 4 Shares of beneficial interest, $.10 par value, unlimited
                        number of shares authorized ..............................................................           2,502
                        Paid-in capital in excess of par .........................................................          90,066
                                                                                                                         ---------
                        Net assets ...............................................................................       $ 100,074
                                                                                                                         =========
==================================================================================================================================
Net Asset               Class 1 - Based on net assets of $25,018 and 25,018
Value:                  shares outstanding .......................................................................       $    1.00
                                                                                                                         =========
                        Class 2 - Based on net assets of $25,018 and 25,018
                        shares outstanding .......................................................................       $    1.00
                                                                                                                         =========
                        Class 3 - Based on net assets of $25,019 and 25,019
                        shares outstanding .......................................................................       $    1.00
                                                                                                                         =========
                        Class 4 - Based on net assets of $25,019 and 25,019
                        shares outstanding .......................................................................       $    1.00
                                                                                                                         =========
==================================================================================================================================

      See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

STATEMENT OF OPERATIONS

WCMA GOVERNMENT
SECURITIES FUND               For the Period March 3, 2003+ to March 31, 2003
==================================================================================================================================
Investment                    Net investment income allocated from the Trust:
Income from the                   Interest .......................................................................       $     114
Trust-Net:                        Expenses .......................................................................             (22)
                                                                                                                         ---------
                              Net investment income from the Trust ...............................................              92
                                                                                                                         ---------
==================================================================================================================================
Expenses:                     Administration fees ................................................................              18
                                                                                                                         ---------
                              Investment income-net ..............................................................              74
                                                                                                                         ---------
==================================================================================================================================
                              Net Increase in Net Assets Resulting
                              from Operations ....................................................................       $      74
                                                                                                                         =========
==================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

STATEMENT OF CHANGES IN NET ASSETS

                                                                                                                      For the Period
                                                                                                                      March 3, 2003+
WCMA GOVERNMENT                                                                                                        to March 31,
SECURITIES FUND           Increase (Decrease) in Net Assets:                                                               2003
====================================================================================================================================
Operations:               Investment income-net .................................................................       $      74
                                                                                                                        ---------
                          Net increase in net assets resulting from operations ..................................              74
                                                                                                                        ---------
====================================================================================================================================
Dividends to              Investment income-net:
Shareholders:                  Class 1 ..........................................................................             (18)
                               Class 2 ..........................................................................             (18)
                               Class 3 ..........................................................................             (19)
                               Class 4 ..........................................................................             (19)
                                                                                                                        ---------
                          Net decrease in net assets resulting from dividends
                          to shareholders .......................................................................             (74)
                                                                                                                        ---------
====================================================================================================================================
Beneficial Interest       Value of shares issued to shareholders in reinvestment of dividends ...................              74
Transactions:                                                                                                           ---------
====================================================================================================================================
Net Assets:               Total increase in net assets ..........................................................              74
                          Beginning of period ...................................................................         100,000
                                                                                                                        ---------
                          End of period .........................................................................       $ 100,074
                                                                                                                        =========
====================================================================================================================================

      +     Commencement of operations.

            See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                                          Class 1
been derived from information provided                                                            ---------------
in the financial statements.                                                                       For the Period
                                                                                                  March 20, 2003+
WCMA GOVERNMENT                                                                                     to March 31,
SECURITIES FUND           Increase (Decrease) in Net Asset Value:                                       2003
=================================================================================================================
Per Share                 Net asset value, beginning of period ..................................     $  1.00
Operating                                                                                             -------
Performance:              Investment income-net .................................................       .0003
                          Unrealized gain on investments from the Trust-net .....................       .0002
                                                                                                      -------
                          Total from investment operations ......................................       .0005
                                                                                                      -------
                          Less dividends from investment income-net .............................      (.0003)
                                                                                                      -------
                          Net asset value, end of period ........................................     $  1.00
                                                                                                      =======
=================================================================================================================
Total Investment                                                                                          .05%
Return:                                                                                               =======
=================================================================================================================
Ratios to                 Expenses++ ............................................................         .02%
Average Net                                                                                           =======
Assets:                   Investment income-net .................................................         .03%
                                                                                                      =======
=================================================================================================================
Supplemental              Net assets, end of period (in thousands) ..............................     $    25
Data:                                                                                                 =======
=================================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                                          Class 2
been derived from information provided                                                            ---------------
in the financial statements.                                                                       For the Period
                                                                                                  March 20, 2003+
WCMA GOVERNMENT                                                                                     to March 31,
SECURITIES FUND           Increase (Decrease) in Net Asset Value:                                       2003
=================================================================================================================
Per Share                 Net asset value, beginning of period ..................................       $1.00
Operating                                                                                             -------
Performance:              Investment income-net .................................................       .0003
                          Unrealized gain on investments from the Trust-net .....................       .0002
                                                                                                      -------
                          Total from investment operations ......................................       .0005
                                                                                                      -------
                          Less dividends from investment income-net .............................      (.0003)
                                                                                                      -------
                          Net asset value, end of period ........................................       $1.00
                                                                                                      =======
=================================================================================================================
Total Investment                                                                                          .05%
Return:                                                                                               =======
=================================================================================================================
Ratios to                 Expenses++ ............................................................         .02%
Average Net                                                                                           =======
Assets:                   Investment income-net .................................................         .03%
                                                                                                      =======
=================================================================================================================
Supplemental              Net assets, end of period (in thousands) ..............................         $25
Data:                                                                                                 =======
=================================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                                          Class 3
been derived from information provided                                                            ---------------
in the financial statements.                                                                       For the Period
                                                                                                  March 20, 2003+
WCMA GOVERNMENT                                                                                     to March 31,
SECURITIES FUND           Increase (Decrease) in Net Asset Value:                                       2003
=================================================================================================================
Per Share                 Net asset value, beginning of period ..................................     $  1.00
Operating                                                                                             -------
Performance:              Investment income-net .................................................       .0003
                          Unrealized gain on investments from the Trust-net .....................       .0002
                                                                                                      -------
                          Total from investment operations ......................................       .0005
                                                                                                      -------
                          Less dividends from investment income-net .............................      (.0003)
                                                                                                      -------
                          Net asset value, end of period ........................................     $  1.00
                                                                                                      =======
=================================================================================================================
Total Investment                                                                                          .05%
Return:                                                                                               =======
=================================================================================================================
Ratios to                 Expenses++ ............................................................         .02%
Average Net                                                                                           =======
Assets:                   Investment income-net .................................................         .03%
                                                                                                      =======
=================================================================================================================
Supplemental              Net assets, end of period (in thousands) ..............................     $    25
Data:                                                                                                 =======
=================================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

                                 WCMA Government Securities Fund, March 31, 2003

FINANCIAL HIGHLIGHTS

The following per share data and ratios have                                                          Class 4
been derived from information provided                                                            ---------------
in the financial statements.                                                                       For the Period
                                                                                                  March 20, 2003+
WCMA GOVERNMENT                                                                                     to March 31,
SECURITIES FUND           Increase (Decrease) in Net Asset Value:                                       2003
=================================================================================================================
Per Share                 Net asset value, beginning of period ..................................     $  1.00
Operating                                                                                             -------
Performance:              Investment income-net .................................................       .0003
                          Unrealized gain on investments from the Trust-net .....................       .0002
                                                                                                      -------
                          Total from investment operations ......................................       .0005
                                                                                                      -------
                          Less dividends from investment income-net .............................      (.0003)
                                                                                                      -------
                          Net asset value, end of period ........................................     $  1.00
                                                                                                      =======
=================================================================================================================
Total Investment                                                                                          .05%
Return:                                                                                               =======
=================================================================================================================
Ratios to                 Expenses++ ............................................................         .02%
Average Net                                                                                           =======
Assets:                   Investment income-net .................................................         .03%
                                                                                                      =======
=================================================================================================================
Supplemental              Net assets, end of period (in thousands) ..............................     $    25
Data:                                                                                                 =======
=================================================================================================================

      +     Effective date of the Fund's registration.
      ++    Includes the Fund's share of the Trust's allocated expenses.

            See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003                      (IN THOUSANDS)
--------------------------------------------------------------------------------

                             Face     Interest         Maturity
Issue                       Amount      Rate             Date             Value
--------------------------------------------------------------------------------
                       U.S. Government Obligations*--21.9%
--------------------------------------------------------------------------------
U.S. Treasury              $44,000     1.17 %          4/24/2003        $ 43,966
Bills                       44,000     1.175           4/24/2003          43,965
                            19,500     1.22            7/17/2003          19,435
--------------------------------------------------------------------------------
U.S. Treasury                4,500     3.625           8/31/2003           4,546
Notes                       43,000     2.75            9/30/2003          43,348
                            10,000     2.75           10/31/2003          10,094
                            57,600     3.25           12/31/2003          58,498
                            13,900     3.625           3/31/2004          14,239
                            30,000     3.375           4/30/2004          30,701
                            24,200     2.875           6/30/2004          24,688
                            10,875     2.25            7/31/2004          11,015
                            13,700     2.125           8/31/2004          13,858
                             5,500     1.875           9/30/2004           5,545
                             5,200     2.125          10/31/2004           5,263
                             4,400     1.75           12/31/2004           4,425
                            13,200     1.50            2/28/2005          13,205
--------------------------------------------------------------------------------
Total U.S. Government Obligations
(Cost--$345,708) ...............................................         346,791
--------------------------------------------------------------------------------
 Face
Amount                             Issue                                  Value
--------------------------------------------------------------------------------
                         Repurchase Agreements**--77.6%
--------------------------------------------------------------------------------
$78,000       ABN-AMRO Inc., purchased on
              3/31/2003 to yield 1.30% to 4/01/2003,
              repurchase price $78,003,
              collateralized by U.S. Treasury Notes,
              10.375% due 11/15/2012 ...........................          78,000
--------------------------------------------------------------------------------
 70,000       Bank of America Securities LLC, purchased
              on 3/31/2003 to yield 1.27% to 4/01/2003,
              repurchase price $70,002,
              collateralized by U.S. Treasury Bills,
              1.10% due 5/15/2003 ..............................          70,000
--------------------------------------------------------------------------------
 78,000       Bank One Capital Markets, Inc.,
              purchased on 3/31/2003 to yield 1.28% to
              4/01/2003, repurchase price $78,003,
              collateralized by U.S. Treasury Notes,
              2.75% due 10/31/2003 .............................          78,000
--------------------------------------------------------------------------------
 76,000       Barclays Capital Inc., purchased on
              3/31/2003 to yield 1.32% to 4/01/2003,
              repurchase price $76,003,
              collateralized by U.S. Treasury Notes,
              3.875% due 4/15/2029 .............................          76,000
--------------------------------------------------------------------------------
 78,000       Bear Stearns & Co., Inc., purchased
              on 3/31/2003 to yield 1.31%
              to 4/01/2003, repurchase price $78,003,
              collateralized by U.S. Treasury Notes,
              0% due 8/15/2007 .................................          78,000
--------------------------------------------------------------------------------
 78,000       Credit Suisse First Boston Corp.,
              purchased on 3/25/2003 to yield 1.22%
              to 4/01/2003, repurchase price $78,019,
              collateralized by GNMA, 5.50% to 15%
              due 5/15/2003 to 1/15/2033 .......................          78,000
--------------------------------------------------------------------------------
 77,000       Deutsche Bank Securities Inc.,
              purchased on 3/28/2003 to yield 1.26% to
              4/04/2003, repurchase price $77,019,
              collateralized by GNMA, 6.50%
              due 11/15/2023 to 8/15/2032 ......................          77,000
--------------------------------------------------------------------------------
 78,000       Goldman Sachs & Company, purchased
              on 3/07/2003 to yield 1.23% to
              4/04/2003, repurchase price $78,075,
              collateralized by GNMA, 5.50% to 7%
              due 6/15/2024 to 3/15/2033 .......................          78,000
--------------------------------------------------------------------------------
 77,000       Greenwich Capital Markets, Inc.,
              purchased on 3/27/2003 to yield 1.25%
              to 4/03/2003, repurchase price $77,019,
              collateralized by GNMA, 6.50% due
              9/20/2032 to 10/20/2032 ..........................          77,000
--------------------------------------------------------------------------------

MASTER GOVERNMENT SECURITIES TRUST
SCHEDULE OF INVESTMENTS AS OF MARCH 31, 2003 (CONCLUDED)          (IN THOUSANDS)
--------------------------------------------------------------------------------

 Face
Amount                               Issue                                Value
--------------------------------------------------------------------------------
                       Repurchase Agreements (concluded)
--------------------------------------------------------------------------------
$76,928       HSBC Securities (USA) Inc., purchased
              on 3/31/2003 to yield 1.32% to
              4/01/2003, repurchase price $76,931,
              collateralized by U.S. Treasury
              Notes, 0% to 5.875% due 4/30/2003
              to 2/15/2028 .....................................      $   76,928
--------------------------------------------------------------------------------
 77,000       J.P. Morgan Securities Inc., purchased
              on 3/26/2003 to yield 1.25% to
              4/02/2003, repurchase price $77,019,
              collateralized by GNMA, 5% to 10%
              due 2/15/2004 to 3/15/2033 .......................          77,000
--------------------------------------------------------------------------------
 77,000       Lehman Brothers Inc., purchased
              on 3/31/2003 to yield 1.25% to
              4/07/2003, repurchase price $77,019,
              collateralized by GNMA, 3% to 15%
              due 2/15/2006 to 3/15/2033 .......................          77,000
--------------------------------------------------------------------------------
 77,000       Merrill Lynch Government Securities Inc.,
              purchased on 3/26/2003 to yield 1.25%
              to 4/02/2003, repurchase price $77,019,
              collateralized by GNMA, 0% to 7%
              due 2/20/2028 to 10/20/2031 ......................          77,000
--------------------------------------------------------------------------------
 77,000       Morgan Stanley & Co., Inc., purchased
              on 3/31/2003 to yield 1.24% to 4/07/2003,
              repurchase price $77,019, collateralized
              by U.S. Treasury STRIPS,7.25% to
              10.625% due 8/15/2015 to 5/15/2017 ...............          77,000
--------------------------------------------------------------------------------
 78,000       Salomon Smith Barney, Inc., purchased
              on 3/25/2003 to yield 1.22% to
              4/01/2003, repurchase price $78,019,
              collateralized by GNMA, 5% to 11%
              due 3/15/2008 to 3/15/2033 .......................          78,000
--------------------------------------------------------------------------------
 77,000       UBS Warburg LLC, purchased
              on 3/27/2003 to yield 1.25% to
              4/03/2003, repurchase price $77,019,
              collateralized by GNMA, 6% to 10%
              due 5/15/2003 to 2/15/2033 .......................          77,000
--------------------------------------------------------------------------------
Total Repurchase Agreements
(Cost--$1,229,928) .............................................       1,229,928
--------------------------------------------------------------------------------
Total Investments (Cost--$1,575,636)--99.5% ....................       1,576,719

Other Assets Less Liabilities--0.5% ............................           8,475
                                                                      ----------
Net Assets--100.0% .............................................      $1,585,194
                                                                      ==========
--------------------------------------------------------------------------------

* U.S. Treasury Bills are traded on a discount basis; the interest rates shown are the discount rates paid at the time of purchase by the Trust. U.S. Treasury Notes bear interest at the rates shown, payable at fixed dates until maturity.

**    Repurchase Agreements are fully collateralized by U.S. Government
      Obligations.

      See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2003
--------------------------------------------------------------------------------

Assets:
Investments, at value (identified cost--$1,575,635,780*) .....    $1,576,719,454
Cash .........................................................             3,544
Interest receivable ..........................................         1,486,911
Other assets .................................................         7,311,933
                                                                  --------------
Total assets .................................................     1,585,521,842
                                                                  --------------
Liabilities:
Payable to investment adviser ................................           288,836
Accrued expenses and other liabilities .......................            39,052
                                                                  --------------
Total liabilities ............................................           327,888
                                                                  --------------
Net Assets ...................................................    $1,585,193,954
                                                                  ==============
Net Assets Consist of:
Investors' capital ...........................................    $1,584,110,280
Unrealized appreciation on investments--net ..................         1,083,674
                                                                  --------------
Net assets ...................................................    $1,585,193,954
                                                                  ==============

* Cost for Federal income tax purposes was $1,575,637,164. As of March 31, 2003, net unrealized appreciation for Federal income tax purposes amounted to $1,082,290, of which $1,105,213 is related to appreciated securities and $22,923 is related to depreciated securities.

      See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
STATEMENT OF OPERATIONS FOR THE PERIOD FEBRUARY 13, 2003+ TO MARCH 31, 2003
--------------------------------------------------------------------------------

Investment Income:
Interest and amortization of premium and discount earned                 $ 2,743,866

Expenses:
Investment advisory fees ...............................   $   439,001
Accounting services ....................................        30,651
Custodian fees .........................................         7,719
Trustees' fees and expenses ............................         4,891
Professional fees ......................................           750
Pricing fees ...........................................           559
Other ..................................................         2,107
                                                           -----------
Total expenses .........................................                     485,678
                                                                         -----------
Investment income--net .................................                   2,258,188
                                                                         -----------
Realized & Unrealized Gain (Loss) on Investments--Net:
Realized gain on investments--net ......................                       8,057
Change in unrealized appreciation on investments--net ..                      (2,060)
                                                                         -----------
Total realized and unrealized gain on investments--net .                       5,997
                                                                         -----------
Net Increase in Net Assets Resulting from Operations ...                 $ 2,264,185
                                                                         ===========

+     Commencement of operations.

      See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                For the Period
                                                              February 13, 2003+
                                                                 to March 31,
Increase (Decrease) in Net Assets:                                   2003
--------------------------------------------------------------------------------
Operations:
Investment income--net ......................................  $     2,258,188
Realized gain on investments--net ...........................            8,057
Change in unrealized appreciation on investments--net .......           (2,060)
                                                               ---------------
Net increase in net assets resulting from operations ........        2,264,185
                                                               ---------------
Capital Transactions:
Proceeds from contributions .................................      712,600,848
Fair value of net assets contributions ......................    1,599,940,901
Fair value of withdrawals ...................................     (729,711,980)
                                                               ---------------
Net increase in net assets derived from capital transactions     1,582,829,769
                                                               ---------------
Net Assets:
Total increase in net assets ................................    1,585,093,954
Beginning of period .........................................          100,000
                                                               ---------------
End of period ...............................................  $ 1,585,193,954
                                                               ===============

+     Commencement of operations.

      See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                For the Period
                                                              February 13, 2003+
The following ratios have been derived from information          to March 31,
provided in the financial statements.                                2003
--------------------------------------------------------------------------------
Total Investment Return: ...................................             .75%*
                                                                 ===========
Ratios to Average Net Assets:
Expenses ...................................................             .26%*
                                                                 ===========
Investment income and realized gain on investments--net ....            1.08%*
                                                                 ===========
Supplemental Data:
Net assets, end of period (in thousands) ...................     $ 1,585,194
                                                                 ===========

*     Annualized.
+     Commencement of operations.

      See Notes to Financial Statements.

MASTER GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1. Significant Accounting Policies:

Master Government Securities Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interest in the Trust, subject to certain limitations. On February 13, 2003, the Trust received all of the assets of CMA Government Securities Fund, a registered investment company that converted to a master/feeder structure. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments -- Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For the purpose of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market value quotations are not available are valued at their fair value as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements -- The Trust invests in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Trust takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Trust may be delayed or limited.

(c) Income taxes -- The Trust is classified as a partnership for Federal income tax purposes. As such, each investor in the Trust is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Trust. Accordingly, as a "pass through" entity, the Trust pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(d) Security transactions and investment income -- Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

MASTER GOVERNMENT SECURITIES TRUST
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)
--------------------------------------------------------------------------------

FAM is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee based upon the average daily value of the Trust's net assets, at the following annual rates: .25% of the Trust's average daily net assets not exceeding $500 million; .175% of the average daily net assets in excess of $500 million but not exceeding $1 billion; and .125% of the average daily net assets in excess of $1 billion.

For the year ended March 31, 2003, the Fund reimbursed FAM $4,718 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

MASTER GOVERNMENT SECURITIES TRUST
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Investors and Board of Trustees of Master Government Securities Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Master Government Securities Trust as of March 31, 2003, and the related statements of operations and changes in net assets, and the financial highlights for the period February 13, 2003 (commencement of operations) through March 31, 2003. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Master Government Securities Trust as of March 31, 2003, the results of its operations, the changes in its net assets, and its financial highlights for the period February 13, 2003 through March 31, 2003, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Princeton, New Jersey
May 21, 2003

WCMA GOVERNMENT SECURITIES FUND
OFFICERS AND TRUSTEES
--------------------------------------------------------------------------------

                                                                                                           Number of
                                                                                                           Portfolios      Other
                                                                                                             in Fund     Director-
                             Position(s)  Length                                                             Complex       ships
                                 Held     of Time                                                          Overseen by    Held by
Name, Address & Age           with Fund   Served      Principal Occupation(s) During Past 5 Years            Trustee      Trustee
------------------------------------------------------------------------------------------------------------------------------------
Interested Trustee
------------------------------------------------------------------------------------------------------------------------------------
Terry K. Glenn*               President   1999 to     President and Chairman of Merrill Lynch                118 Funds    None
P.O. Box 9011                 and         present     Investment Managers, L.P. ("MLIM")/Fund             162 Portfolios
Princeton, NJ 08543-9011      Trustee     and 1997    Asset Management, L.P. ("FAM")--Advised
Age: 62                                   to present  Funds since 1999; Chairman (Americas Region)
                                                      of MLIM from 2000 to 2002; Executive Vice
                                                      President of MLIM and FAM (which terms as
                                                      used herein include their corporate predecessors)
                                                      from 1983 to 2002; President of FAM Distributors,
                                                      Inc. ("FAMD") from 1986 to 2002 and Director
                                                      thereof from 1991 to 2002; Executive Vice
                                                      President and Director of Princeton Services,
                                                      Inc. ("Princeton Services") from 1993 to 2002;
                                                      President of Princeton Administrators, L.P. from
                                                      1988 to 2002; Director of Financial Data Services,
                                                      Inc. from 1985 to 2002.
------------------------------------------------------------------------------------------------------------------------------------
*     Mr. Glenn is a director, trustee or member of an advisory board of certain other investment companies for which FAM or MLIM acts as investment adviser. Mr. Glenn is an "interested person," as described in the Investment Company Act, of the Fund based on his former positions with FAM, MLIM, FAMD, Princeton Services and Princeton Administrators, L.P. The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
      As Fund President, Mr. Glenn serves at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

WCMA GOVERNMENT SECURITIES FUND
OFFICERS AND TRUSTEES (CONTINUED)
--------------------------------------------------------------------------------

                                                                                                         Number of
                                                                                                         Portfolios       Other
                                                                                                          in Fund       Director-
                          Position(s)  Length                                                             Complex         ships
                             Held      of Time                                                          Overseen by      Held by
Name, Address & Age       with Fund    Served*     Principal Occupation(s) During Past 5 Years            Trustee        Trustee
------------------------------------------------------------------------------------------------------------------------------------
Independent Trustees
------------------------------------------------------------------------------------------------------------------------------------
Ronald W. Forbes           Trustee     1981 to     Professor Emeritus of Finance, School of Business,     45 Funds     None
P.O. Box 9095                          present     State University of New York at Albany since 2000;   51 Portfolios
Princeton, NJ 08543-9095                           and Professor thereof from 1989 to 2000;
Age: 62                                            International Consultant, Urban Institute
                                                   from 1995 to 1999.
------------------------------------------------------------------------------------------------------------------------------------
Cynthia A. Montgomery      Trustee     1994 to     Professor, Harvard Business School since 1989;         45 Funds     Unum-
P.O. Box 9095                          present     Director, Unum Provident Corporation since 1990;     51 Portfolios  Provident
Princeton, NJ 08543-9095                           Director, Newell Rubbermaid, Inc. since 1995.                       Corporation;
Age: 50                                                                                                                Newell
                                                                                                                       Rubbermaid,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Charles C. Reilly          Trustee     1990 to     Self-employed financial consultant since 1990.         45 Funds     None
P.O. Box 9095                          present                                                          51 Portfolios
Princeton, NJ 08543-9095
Age: 71
------------------------------------------------------------------------------------------------------------------------------------
Kevin A. Ryan              Trustee     1992 to     Founder and Director Emeritus of The Boston            45 Funds     None
P.O. Box 9095                          present     University Center for the Advancement of             51 Portfolios
Princeton, NJ 08543-9095                           Ethics and Character; Professor of Education at
Age: 70                                            Boston University from 1982 to 1999 and
                                                   Professor Emeritus since 1999.
------------------------------------------------------------------------------------------------------------------------------------
Roscoe S. Suddarth         Trustee     2000 to     President, Middle East Institute from 1995 to 2001;    45 Funds     None
P.O. Box 9095                          present     Foreign Service Officer, United States Foreign       51 Portfolios
Princeton, NJ 08543-9095                           Service from 1961 to 1995; Career Minister from
Age: 67                                            1989 to 1995; Deputy Inspector General, U.S.
                                                   Department of State from 1991 to 1994; U.S.
                                                   Ambassador to the Hashemite Kingdom of
                                                   Jordan from 1987 to 1990.
------------------------------------------------------------------------------------------------------------------------------------
Richard R. West            Trustee     1981 to     Dean Emeritus of New York University, Leonard N.       45 Funds     Bowne & Co.,
P.O. Box 9095                          present     Stern School of Business Administration              51 Portfolios  Inc.; Vornado
Princeton, NJ 08543-9095                           since 1994.                                                         Operating
Age: 65                                                                                                                Company;
                                                                                                                       Vornado
                                                                                                                       Realty
                                                                                                                       Trust;
                                                                                                                       Alexander's,
                                                                                                                       Inc.
------------------------------------------------------------------------------------------------------------------------------------
Edward D. Zinbarg          Trustee     2000 to     Self-employed financial consultant since 1994.         45 Funds     None
P.O. Box 9095                          present                                                          51 Portfolios
Princeton, NJ 08543-9095
Age: 68
------------------------------------------------------------------------------------------------------------------------------------
*     The Trustee's term is unlimited. Trustees serve until their resignation, removal, or death, or until December 31 of the year in which they turn 72.
------------------------------------------------------------------------------------------------------------------------------------

WCMA GOVERNMENT SECURITIES FUND
OFFICERS AND TRUSTEES (CONCLUDED)
--------------------------------------------------------------------------------

                            Position(s)  Length
                               Held      of Time
Name, Address & Age         with Fund    Served*     Principal Occupation(s) During Past 5 Years
------------------------------------------------------------------------------------------------------------------------------------
Fund Officers
------------------------------------------------------------------------------------------------------------------------------------
Donald C. Burke              Vice        1993 to     First Vice President of FAM and MLIM since 1997 and Treasurer thereof
P.O. Box 9011                President   present     since 1999; Senior Vice President and Treasurer of Princeton Services since
Princeton, NJ 08543-9011     and         and         1999; Vice President of FAMD since 1999; Director of MLIM Taxation
Age: 42                      Treasurer   1999 to     since 1990.
                                         present
------------------------------------------------------------------------------------------------------------------------------------
Kevin J. McKenna             Senior      1997 to     Managing Director of MLIM and Head of MLIM Americas Fixed Income since
P.O. Box 9011                Vice        present     2000; Director (Global Fixed Income) of MLIM from 1997 to 2000.
Princeton, NJ 08543-9011     President
Age: 46
------------------------------------------------------------------------------------------------------------------------------------
John Ng                      Vice        2001 to     Director (Global Fixed Income) of MLIM since 1998; Vice President of MLIM
P.O. Box 9011                President   present     from 1984 to 1998.
Princeton, NJ 08543-9011
Age: 49
------------------------------------------------------------------------------------------------------------------------------------
Phillip S. Gillespie         Secretary   2000 to     First Vice President of MLIM since 2001; Director (Legal Advisory) of MLIM from
P.O. Box 9011                            present     2000 to 2001; Vice President of MLIM from 1999 to 2000 and Attorney associated
Princeton, NJ 08543-9011                             with MLIM since 1998; Assistant General Counsel of Chancellor LGT Asset
Age: 39                                              Management, Inc., from 1997 to 1998.
------------------------------------------------------------------------------------------------------------------------------------
*     Officers of the Fund serve at the pleasure of the Board of Trustees.
------------------------------------------------------------------------------------------------------------------------------------

Further information about the Fund's Officers and Trustees is available in the Fund's Statement of Additional Information, which can be obtained without charge by calling 1-800-MER-FUND.

Custodian

State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
800-221-7210+

+ For inquiries regarding
  your CMA account, call
  800-CMA-INFO or
  800-262-4636.

Item 2 - Did registrant adopt a code of ethics, as of the end of the period covered by this report, that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party? If not, why not? Briefly describe any amendments or waivers that occurred during the period. State here if code of ethics/amendments/waivers are on website and give website address-. State here if fund will send code of ethics to shareholders without charge upon request-- N/A (not answered until July 15, 2003 and only annually for funds)

Item 3 - Did the registrant's board of directors determine that the registrant either: (i) has at least one audit committee financial expert serving on its audit committee; or (ii) does not have an audit committee financial expert serving on its audit committee? If yes, disclose name of financial expert and whether he/she is "independent," (fund may, but is not required, to disclose name/independence of more than one financial expert) If no, explain why not. -N/A (not answered until July 15, 2003 and only annually for funds)

Item 4 - Disclose annually only (not answered until December 15, 2003)

      (a) Audit Fees - Disclose aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. N/A.

      (b) Audit-Related Fees - Disclose aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (c) Tax Fees - Disclose aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (d) All Other Fees - Disclose aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category. N/A.

      (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. N/A.

      (e)(2) Disclose the percentage of services described in each of paragraphs
             (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X. N/A.

      (f) If greater than 50%, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees. N/A.

      (g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant. N/A.

      (h) Disclose whether the registrant's audit committee has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence. N/A.

Item 5 - If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act, state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant's audit committee in Section 3(a)(58)(B) of the Exchange Act, so state.

         If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act regarding an exemption from the listing standards for audit committees.

         (Listed issuers must be in compliance with the new listing rules by the earlier of their first annual shareholders meeting after January 2004, or October 31, 2004 (annual requirement))

Item 6 - Reserved

Item 7 - For closed-end funds that contain voting securities in their portfolio, describe the policies and procedures that it uses to determine how to vote proxies relating to those portfolio securities. N/A (not answered until July 1, 2003)

Item 8 -- Reserved

Item 9(a) - Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph. N/A (not answered until July 15, 2003 and only annually for funds)

Item 9(b) -- There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10 - Exhibits

10(a) - Attach code of ethics or amendments/waivers, unless code of ethics or amendments/waivers is on website or offered to shareholders upon request without charge. N/A.

10(b) - Attach certifications pursuant to Section 302 of the Sarbanes-Oxley Act.
        Attached hereto.

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

      WCMA Government Securities Fund


      By: /s/ Terry K. Glenn
          -------------------------------
          Terry K. Glenn,
          President of
          WCMA Government Securities Fund

      Date: June 3, 2003

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


      By: /s/ Terry K. Glenn
          -------------------------------
          Terry K. Glenn,
          President of
          WCMA Government Securities Fund

      Date: June 3, 2003


      By: /s/ Donald C. Burke
          -------------------------------
          Donald C. Burke,
          Chief Financial Officer of
          WCMA Government Securities Fund

      Date: June 3, 2003

Attached hereto as an exhibit are the certifications pursuant to Section 906 of the Sarbanes-Oxley Act.